OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER PAYABLES AND ACCRUED LIABILITIES
Schedule of other payables and accrued liabilities

	December 31, 2022	December 31, 2021

Financial liabilities
– Payable for capital expenditures	2,507,415	4,999,157
– Interests payable	360,093	494,085
– Deposits	1,856,949	1,760,156
– Dividends payable by subsidiaries to non-controlling shareholders	435,544	447,848
– Consideration payable for investment projects	73,237	38,374
– Current portion of payables for mining rights (Note 23)	176,971	182,959
– Payable of government levies on self-operated power plants	105,287	411,021
– Restricted shares repurchase obligation	404,685	—
– Others	1,424,584	1,283,125
	7,344,765	9,616,725

Taxes other than income taxes payable (i)	1,239,287	1,781,725
Accrued payroll and bonus	197,591	249,581
Staff welfare payables	415,986	354,942
Current portion of obligations in relation to early retirement schemes (Note 23)	132,656	252,679
Contributions payable for pension costs	41,118	37,509
Others	149,836	89,578
	2,176,474	2,766,014
	9,521,239	12,382,739
(i)	Taxes other than income taxes payable mainly comprise accruals for value-added tax, resources tax, city construction tax and education surcharge.